Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
The Corporation’s property, plant and equipment balances consisted of the following:

	Years ended
	March 31, 2022	March 31, 2021
Land	$182,831	$182,001
Building and building components	27,226,065	26,499,100
Laboratory and plant equipment	37,372,148	36,583,756
Furniture and office equipment	597,075	539,648
Computer equipment	878,101	692,855

Total	$66,256,220	$64,497,360
Less: Accumulated depreciation and impairment loss	(44,808,097)	(27,151,644)

	$21,448,123	$37,345,716

Summary of Depreciation Expense of Property Plant and Equipment
Depreciation expense has been recorded in the following accounts in the consolidated statements of loss:

	Years ended
	March 31, 2022	March 31, 2021
Cost of sales	$1,902,214	$2,442,208
Selling, general and administrative expenses	821,537	1,519,109

	$2,723,751	$3,961,317